Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Unrealized gains, Utility before the Tax to Rent	S/ (22,261)	S/ (3,095)	S/ 1,022,711
Unrealized gains, Tax to rent	(6,708)	(2,073)	300,119
Total, Utility before the Tax to Rent	(46,614)	(111,212)	(474,725)
Total, Tax to rent	S/ (13,182)	S/ (34,133)	S/ (141,370)
Peru [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	29.50%	29.50%	29.50%
Utility before the Tax to Rent	S/ (76,324)	S/ (130,909)	S/ (1,612,192)
Tax to rent	S/ (22,516)	S/ (38,612)	S/ (475,596)
Peru - Red Vial 5 S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	27.00%	27.00%	27.00%
Utility before the Tax to Rent	S/ 40,473	S/ (2,029)	S/ 24,066
Tax to rent	S/ 10,928	S/ (548)	S/ 6,498
Peru - Tren Urbano de Lima S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	30.00%	30.00%	30.00%
Utility before the Tax to Rent	S/ 61,484	S/ 87,521	S/ 121,080
Tax to rent	S/ 18,445	S/ 26,256	S/ 36,324
Peru - Via Expresa Sur S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	30.00%	30.00%	30.00%
Utility before the Tax to Rent	S/ (3,804)	S/ (53,697)	S/ (17,752)
Tax to rent	S/ (1,141)	S/ (16,109)	S/ (5,326)
Peru - Unna Energia S.A. [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	29.00%	29.00%	29.00%
Utility before the Tax to Rent	S/ 24,699	S/ (1,930)	S/ 35,421
Tax to rent	S/ 6,916	S/ (540)	S/ 10,272
Chile [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	27.00%	27.00%	27.00%
Utility before the Tax to Rent	S/ (71,692)	S/ 5,401	S/ (38,177)
Tax to rent	S/ (19,357)	S/ 1,458	S/ (10,307)
Colombia [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	32.00%	32.00%	33.00%
Utility before the Tax to Rent	S/ 1,040	S/ (11,178)	S/ (11,824)
Tax to rent	S/ 322	S/ (3,577)	S/ (3,902)
Bolivia [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	25.00%	25.00%	25.00%
Utility before the Tax to Rent	S/ 59	S/ (13)	S/ 681
Tax to rent	S/ 15	S/ (3)	S/ 170
Mexico [Member]
Tax Situation (Details) - Schedule of consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate [Line Items]
Rates Taxes local Applicable	30.00%	30.00%	30.00%
Utility before the Tax to Rent	S/ (288)	S/ (1,283)	S/ 1,261
Tax to rent	S/ (86)	S/ (385)	S/ 378